Restructuring Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended					12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended							12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Jul. 25, 2014 Fiscal Year 2014 Initiative	Apr. 25, 2014 Fiscal Year 2014 Initiative Position	Apr. 25, 2014 Fiscal Year 2014 Initiative	Jul. 25, 2014 Fiscal Year 2014 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Employee Termination Costs	Jul. 25, 2014 Fiscal Year 2014 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2014 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2014 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2014 Initiative Contract Termination	Apr. 25, 2014 Fiscal Year 2014 Initiative Other Restructuring	Apr. 25, 2014 Fiscal Year 2014 Initiative Inventory Write-Offs	Jul. 25, 2014 Fiscal Year 2014 Initiative Contract Termination and Other Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Contract Termination and Other Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Contract Termination and Other Costs	Jul. 25, 2014 Fiscal Year 2013 Initiative	Jul. 26, 2013 Fiscal Year 2013 Initiative	Apr. 26, 2013 Fiscal Year 2013 Initiative Position	Apr. 25, 2014 Fiscal Year 2013 Initiative	Apr. 26, 2013 Fiscal Year 2013 Initiative	Jul. 25, 2014 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2013 Initiative Asset Write-downs	Apr. 26, 2013 Fiscal Year 2013 Initiative Asset Write-downs	Jul. 26, 2013 Fiscal Year 2013 Initiative Contract Termination	Apr. 26, 2013 Fiscal Year 2013 Initiative Contract Termination	Jul. 25, 2014 Fiscal Year 2013 Initiative Other Restructuring	Jul. 26, 2013 Fiscal Year 2013 Initiative Other Restructuring	Apr. 26, 2013 Fiscal Year 2013 Initiative Other Restructuring	Apr. 26, 2013 Fiscal Year 2013 Initiative Inventory Write-Offs	Jul. 25, 2014 Fiscal Year 2013 Initiative Contract Termination and Other Costs	Apr. 25, 2014 Fiscal Year 2013 Initiative Contract Termination and Other Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Contract Termination and Other Costs	Apr. 26, 2013 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative Position	Apr. 25, 2014 Fiscal Year 2012 Initiative	Apr. 26, 2013 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 27, 2012 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 27, 2012 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 26, 2013 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 27, 2012 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 27, 2012 Fiscal Year 2012 Initiative Contract Termination	Apr. 27, 2012 Fiscal Year 2012 Initiative Other Restructuring	Apr. 25, 2014 Fiscal Year 2012 Initiative Contract Termination and Other Costs	Apr. 26, 2013 Fiscal Year 2012 Initiative Contract Termination and Other Costs	Apr. 27, 2012 Fiscal Year 2012 Initiative Contract Termination and Other Costs
Changes in Restructuring Reserves
Balance as of	$ 75		$ 0	$ 64		$ 0	$ 0		$ 0				$ 11		$ 0	$ 24	$ 170		$ 170	$ 0	$ 23		$ 147	$ 0		$ 0	$ 0							$ 1	$ 23	$ 0			$ 4	$ 91	$ 0		$ 0	$ 64	$ 0		$ 0	$ 0	$ 0			$ 4	$ 27	$ 0
Restructuring Charges	38	116	116	1	65	65	9	26	26	3	22	10	28	28	25		18	192	18	192		150	0	150	13	0	13	14	18	4	4	11	10		18	29		118			118	66			66	9			9	30	13			43
Payments/Write-downs	(45)		(41)	(17)		(1)	(9)		(26)				(19)		(14)	(6)			(118)	(22)	(5)		(79)	(3)		0	(13)							(1)	(39)	(6)			(4)	(77)	(27)		0	(54)	(2)		0	0	(9)			(4)	(23)	(16)
Restructuring Reserve, Accrual Adjustment	(6)			(6)			0						0			(2)			(46)		(2)		(45)			0								0	(1)		(10)			(10)				(10)				0					0
Balance as of	$ 62	$ 75	$ 75	$ 42	$ 64	$ 64	$ 0	$ 0	$ 0				$ 20	$ 11	$ 11	$ 16		$ 170	$ 24	$ 170	$ 16	$ 147	$ 23	$ 147	$ 0	$ 0	$ 0							$ 0	$ 1	$ 23	$ 4	$ 91	$ 0	$ 4	$ 91	$ 64	$ 0	$ 0	$ 64	$ 0	$ 0	$ 0	$ 0			$ 0	$ 4	$ 27
Expected number of positions eliminated		600																2,000																				1,000